Investment in joint venture - Disclosure of Production costs of joint venture (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Share-based compensation	$ (3,175)	$ (2,168)
Asanko Gold Mine (AGM) [Member]
Disclosure of transactions between related parties [line items]
Raw materials and consumables	(54,422)	(54,588)
Salary and employee benefits	(37,449)	(35,204)
Contractors (net of deferred stripping costs)	(135,244)	(119,337)
Change in stockpile, gold-in-process and gold dore inventories	(7,825)	28,970
Insurance, government fees, permits and other	(20,125)	(17,161)
Share-based compensation	7	(1,027)
Total production costs	$ (255,058)	$ (198,347)